Improvements to concession assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets
8.	Improvements to concession assets

As of December 31, 2017, 2018 and 2019, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2017		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2017
Investment:
Improvements to concession assets	Ps.	10,902,668	Ps.	304,042	Ps.	(30,212)	Ps.	746,710	Ps.	(143,440)	Ps.	11,779,768
Construction in-progress		1,707,742		1,417,156		—		(746,710)		(1,705)		2,376,483
Total investment		12,610,410		1,721,198		(30,212)		—		(145,145)		14,156,251
Accumulated amortization		(3,697,866)		(552,059)		6,715		—		30,981		(4,212,229)
Net amounts	Ps.	8,912,544	Ps.	1,169,139	Ps.	(23,497)	Ps.	—	Ps.	(114,164)	Ps.	9,944,022

	Balance as of January 1, 2018		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2018
Investment:
Improvements to concession assets	Ps.	11,779,768	Ps.	6,366	Ps.	(7,919)	Ps.	1,669,128	Ps.	(5,694)	Ps.	13,441,649
Construction in-progress		2,376,483		1,661,060		—		(1,669,128)		13,703		2,382,118
Total investment		14,156,251		1,667,426		(7,919)		—		8,009		15,823,767
Accumulated amortization		(4,212,229)		(634,115)		7,517		—		(2,080)		(4,840,907)
Net amounts	Ps.	9,944,022	Ps.	1,033,311	Ps.	(402)	Ps.	—	Ps.	5,929	Ps.	10,982,860

	Balance as of January 1, 2019		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2019
Investment:
Improvements to concession assets	Ps.	13,441,649	Ps.	760,726	Ps.	(21,977)	Ps.	2,804,400	Ps.	(141,702)	Ps.	16,843,096
Construction in-progress		2,382,118		1,218,757		—		(2,804,400)		(14,470)		782,005
Total investment		15,823,767		1,979,483		(21,977)		—		(156,172)		17,625,101
Accumulated amortization		(4,840,907)		(784,680)		21,977		—		41,892		(5,561,718)
Net amounts	Ps.	10,982,860	Ps.	1,194,803	Ps.	—	Ps.	—	Ps.	(114,280)	Ps.	12,063,383

As of December 31, 2017, 2018 and 2019, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2017		December 31, 2018		December 31, 2019
Net amounts:
Improvements to concession assets	Ps.	7,567,539	Ps.	8,600,742	Ps.	11,281,378
Construction in-progress		2,376,483		2,382,118		782,005
Total amounts	Ps.	9,944,022	Ps.	10,982,860	Ps.	12,063,383

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, even though they are not in committed investments in the MDP.

As of December 31, 2017, 2018 and 2019, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps. 409,271, Ps. 318,519 and Ps. 286,409, respectively. Construction in-progress relates mainly to the rehabilitation of the expansion of the terminal building at the San José del Cabo airport, the renovation of the runway and expansion of the terminal building at Tijuana airport, expansion of the terminal building at the Morelia airport, the building of a taxiway at FBO in Puerto Vallarta airport and the expansion of the terminal building at the Montego Bay airport.